Common Stock (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Equity [Abstract]
Reserved Shares of Common Stock
The following table summarizes convertible preferred stock authorized and issued and outstanding as of March 31, 2021 and December 31, 2020:

	Shares Authorized	Shares Issued and Outstanding	Net Carrying Value	Aggregate Liquidation Preference
			(in thousands)
Series 1(1)	27,567,694	27,476,120	$79,564	$75,006
Series 2	6,069,073	6,069,073	24,868	24,953
Series 3	7,617,704	7,617,704	36,096	36,475
Series 4	9,159,674	8,682,155	29,901	30,000
Series 5	28,391,526	28,391,526	138,747	142,987
Series 6	14,440,784	14,440,784	79,085	80,000
Series 7	23,749,620	23,749,620	151,770	155,000
Series 8	12,576,907	12,576,907	86,648	86,875
Total	129,572,982	129,003,889	$626,679	$631,296
__________________
(1)Including Series 1 convertible preferred stock issued through exercise of warrants to purchase 197,315 shares. The proceeds from exercise of the warrants was $0.5 million.
The Company had reserved shares of common stock, on an as-if-converted basis, for issuance as follows:

	March 31, 2021	December 31, 2020
Exercise of stock options to purchase common stock	25,732,610	26,359,796
Exercise of warrants to purchase common stock	5,149,716	5,149,716
Issuances of shares available under stock option plans	435,894	442,891
Conversion of convertible preferred stock	129,496,639	129,496,639
Conversion of convertible preferred stock warrants	569,093	569,093
Total	161,383,952	162,018,135

The following table summarizes convertible preferred stock authorized and issued and outstanding as of December 31, 2020 and 2019:

	Shares Authorized	Shares Issued and Outstanding	Net Carrying Value	Aggregate Liquidation Preference
			(in thousands)
Series 1(1)	27,567,694	27,476,120	$79,564	$75,006
Series 2	6,069,073	6,069,073	24,868	24,953
Series 3	7,617,704	7,617,704	36,096	36,475
Series 4	9,159,674	8,682,155	29,901	30,000
Series 5	28,391,526	28,391,526	138,747	142,987
Series 6	14,440,784	14,440,784	79,085	80,000
Series 7	23,749,620	23,749,620	151,770	155,000
Series 8	12,576,907	12,576,907	86,648	86,875
Total	129,572,982	129,003,889	$626,679	$631,296
__________________
(1)Including Series 1 convertible preferred stock issued through exercise of warrants to purchase 197,315 shares. The proceeds from exercise of the warrants was $0.5 million.
The Company had reserved shares of common stock, on an as-if-converted basis, for issuance as follows:

	December 31,
	2020	2019
Exercise of stock options to purchase common stock	26,359,796	20,401,985
Exercise of common stock warrants to purchase common stock	5,149,716	117,630
Issuances of shares available under stock option plans	442,891	2,362,407
Conversion of convertible preferred stock	129,496,639	129,496,639
Conversion of convertible preferred stock warrants	569,093	569,093
Total	162,018,135	152,947,754